PSF MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.0%
Common Stocks
Aerospace & Defense — 2.2%
HEICO Corp. (Class A Stock)	36,331	$7,402,805
Woodward, Inc.	11,298	1,937,720
		9,340,525
Automobiles — 0.6%
Thor Industries, Inc.(a)	24,351	2,675,931
Banks — 1.1%
NU Holdings Ltd. (Brazil) (Class A Stock)*	350,371	4,782,564
Beverages — 0.9%
Constellation Brands, Inc. (Class A Stock)	14,103	3,634,202
Biotechnology — 6.5%
Alnylam Pharmaceuticals, Inc.*(a)	24,993	6,873,825
Amicus Therapeutics, Inc.*	111,311	1,188,801
Apellis Pharmaceuticals, Inc.*	48,994	1,412,987
Exact Sciences Corp.*(a)	48,457	3,300,891
Exelixis, Inc.*	82,288	2,135,374
Insmed, Inc.*	35,713	2,607,049
Natera, Inc.*	43,838	5,565,234
REVOLUTION Medicines, Inc.*	28,834	1,307,622
Sarepta Therapeutics, Inc.*	6,753	843,382
Vaxcyte, Inc.*	5,345	610,773
Viking Therapeutics, Inc.*(a)	25,605	1,621,052
		27,466,990
Building Products — 2.8%
AAON, Inc.(a)	39,959	4,309,178
Simpson Manufacturing Co., Inc.	17,658	3,377,446
Trane Technologies PLC	10,019	3,894,686
		11,581,310
Capital Markets — 10.4%
Ares Management Corp. (Class A Stock)(a)	44,610	6,952,023
Coinbase Global, Inc. (Class A Stock)*(a)	6,192	1,103,229
FactSet Research Systems, Inc.(a)	7,885	3,625,917
Interactive Brokers Group, Inc. (Class A Stock)	33,611	4,684,029
KKR & Co., Inc.	31,869	4,161,454
LPL Financial Holdings, Inc.	14,486	3,369,878
Moody’s Corp.	9,866	4,682,305
MSCI, Inc.	8,154	4,753,211
Raymond James Financial, Inc.(a)	23,246	2,846,705
Robinhood Markets, Inc. (Class A Stock)*	131,319	3,075,491
Tradeweb Markets, Inc. (Class A Stock)	35,049	4,334,510
		43,588,752
Commercial Services & Supplies — 1.9%
Cintas Corp.	10,022	2,063,329
Copart, Inc.*	62,742	3,287,681
MSA Safety, Inc.	15,718	2,787,430
		8,138,440
	Shares	Value
Common Stocks (continued)
Construction & Engineering — 1.7%
Quanta Services, Inc.(a)	24,377	$7,268,003
Construction Materials — 0.9%
Eagle Materials, Inc.	13,578	3,905,712
Consumer Staples Distribution & Retail — 1.0%
Casey’s General Stores, Inc.	10,915	4,100,875
Distributors — 1.1%
Pool Corp.(a)	12,064	4,545,715
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc.*	34,354	4,814,026
Electrical Equipment — 3.9%
AMETEK, Inc.	19,855	3,409,302
GE Vernova, Inc.*	6,560	1,672,669
Hubbell, Inc.	7,554	3,235,756
Vertiv Holdings Co. (Class A Stock)	81,383	8,096,794
		16,414,521
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. (Class A Stock)	44,970	2,930,245
Teledyne Technologies, Inc.*	7,082	3,099,508
		6,029,753
Energy Equipment & Services — 1.0%
TechnipFMC PLC (United Kingdom)	166,570	4,369,131
Entertainment — 0.9%
Take-Two Interactive Software, Inc.*(a)	24,274	3,731,157
Financial Services — 1.0%
Remitly Global, Inc.*(a)	36,440	487,932
Rocket Cos., Inc. (Class A Stock)*(a)	182,513	3,502,424
		3,990,356
Ground Transportation — 1.9%
J.B. Hunt Transport Services, Inc.	16,336	2,815,183
Saia, Inc.*	12,057	5,272,044
		8,087,227
Health Care Equipment & Supplies — 2.9%
Cooper Cos., Inc. (The)*	35,040	3,866,314
Dexcom, Inc.*	47,010	3,151,550
IDEXX Laboratories, Inc.*	4,749	2,399,290
Inspire Medical Systems, Inc.*	13,244	2,795,146
		12,212,300
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.*	39,362	2,495,944
Centene Corp.*(a)	32,839	2,472,120
McKesson Corp.	7,069	3,495,055
		8,463,119
Health Care Technology — 0.8%
Veeva Systems, Inc. (Class A Stock)*	15,555	3,264,528
Hotels, Restaurants & Leisure — 6.3%
Domino’s Pizza, Inc.(a)	9,478	4,076,867
DoorDash, Inc. (Class A Stock)*	32,345	4,616,602
Flutter Entertainment PLC (United Kingdom)*	14,857	3,525,269
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PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Hilton Worldwide Holdings, Inc.	31,159	$7,182,149
Las Vegas Sands Corp.(a)	79,880	4,021,159
Planet Fitness, Inc. (Class A Stock)*	34,926	2,836,690
		26,258,736
Household Durables — 0.9%
Garmin Ltd.(a)	20,619	3,629,563
Independent Power & Renewable Electricity Producers — 0.6%
Vistra Corp.	21,178	2,510,440
Insurance — 0.9%
Arthur J. Gallagher & Co.(a)	13,058	3,674,129
IT Services — 4.1%
Gartner, Inc.*	14,941	7,571,501
Globant SA*(a)	19,365	3,836,981
MongoDB, Inc.*	17,757	4,800,605
Snowflake, Inc. (Class A Stock)*	10,190	1,170,424
		17,379,511
Life Sciences Tools & Services — 2.8%
Agilent Technologies, Inc.	15,615	2,318,515
IQVIA Holdings, Inc.*	13,978	3,312,367
Mettler-Toledo International, Inc.*	1,630	2,444,511
West Pharmaceutical Services, Inc.	12,349	3,706,676
		11,782,069
Machinery — 3.7%
Esab Corp.	27,057	2,876,430
Ingersoll Rand, Inc.	36,415	3,574,497
ITT, Inc.(a)	36,773	5,497,931
Westinghouse Air Brake Technologies Corp.	19,829	3,604,317
		15,553,175
Media — 2.5%
Trade Desk, Inc. (The) (Class A Stock)*	93,680	10,272,012
Oil, Gas & Consumable Fuels — 2.1%
Cheniere Energy, Inc.	26,432	4,753,531
EOG Resources, Inc.	32,837	4,036,652
		8,790,183
Personal Care Products — 0.7%
elf Beauty, Inc.*	25,827	2,815,918
Pharmaceuticals — 0.9%
Intra-Cellular Therapies, Inc.*	49,566	3,626,744
Professional Services — 1.8%
Booz Allen Hamilton Holding Corp.	46,658	7,594,056
Semiconductors & Semiconductor Equipment — 6.7%
Entegris, Inc.	52,156	5,869,114
Marvell Technology, Inc.	37,842	2,729,165
Monolithic Power Systems, Inc.	5,944	5,495,228
ON Semiconductor Corp.*	48,382	3,513,017
Onto Innovation, Inc.*	14,028	2,911,652
Rambus, Inc.*	46,614	1,968,043
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Teradyne, Inc.	42,616	$5,707,561
		28,193,780
Software — 10.3%
AppLovin Corp. (Class A Stock)*(a)	24,920	3,253,306
Atlassian Corp. (Class A Stock)*	12,910	2,050,237
Confluent, Inc. (Class A Stock)*	115,128	2,346,309
Crowdstrike Holdings, Inc. (Class A Stock)*	6,289	1,763,876
CyberArk Software Ltd.*	10,239	2,985,795
Datadog, Inc. (Class A Stock)*	54,533	6,274,567
Elastic NV*	31,493	2,417,403
HubSpot, Inc.*	13,299	7,069,748
Nutanix, Inc. (Class A Stock)*	40,792	2,416,926
Palantir Technologies, Inc. (Class A Stock)*	64,547	2,401,148
Palo Alto Networks, Inc.*	7,857	2,685,522
Rubrik, Inc. (Class A Stock)*(a)	21,191	681,291
Synopsys, Inc.*	5,813	2,943,645
Tyler Technologies, Inc.*	7,081	4,133,321
		43,423,094
Specialty Retail — 5.5%
AutoZone, Inc.*(a)	936	2,948,437
Burlington Stores, Inc.*	16,082	4,237,285
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	21,344	2,650,285
Ross Stores, Inc.	29,404	4,425,596
Tractor Supply Co.	24,862	7,233,102
Ulta Beauty, Inc.*(a)	4,156	1,617,183
		23,111,888
Textiles, Apparel & Luxury Goods — 0.5%
On Holding AG (Switzerland) (Class A Stock)*(a)	44,382	2,225,757
Trading Companies & Distributors — 0.6%
Air Lease Corp.	50,392	2,282,254

Total Long-Term Investments (cost $311,976,499)		415,528,446
Short-Term Investments — 15.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	4,188,521	4,188,521

A2

PSF MID-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $61,495,936; includes $61,266,260 of cash collateral for securities on loan)(b)(wb)	61,580,245	$61,555,613

Total Short-Term Investments (cost $65,684,457)		65,744,134

TOTAL INVESTMENTS—114.6% (cost $377,660,956)		481,272,580

Liabilities in excess of other assets — (14.6)%		(61,386,492)

Net Assets — 100.0%		$419,886,088

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,279,047; cash collateral of $61,266,260 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3